Business Combination	6 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Business Combination

4. Business combination

On October 23, 2023, Grafiti and XTI Aerospace, Inc. (then parent company of Grafiti) entered into a Business Combination Agreement with Damon Motors, Inc. (“Damon Motors”), in which Damon Motors would combine and merge with a newly formed wholly-owned subsidiary of Grafiti (“Amalco Sub”), with Damon Motors continuing as the surviving entity (“Business Combination”).

On November 13, 2024, the following events occurred upon the consummation of the Business Combination:

●	the cancellation and conversion of all 16,758,528 issued and outstanding Damon Motors’ preferred shares to 46,360,093 Damon Motors’ common shares with no gain or loss on conversion recognized;

●	the cancellation and conversion of $8,370,546 convertible notes into 16,496,750 Damon Motors’ common shares;
●	the surrender and exchange of all 76,717,299 issued and outstanding common shares of Damon Motors (including common shares resulting from the conversion of preferred shares and convertible notes) to 14,761,045 Pubco common shares and 1,391,181 Pubco multiple voting shares after giving effect to the exchange ratio of 0.21 (“Exchange Ratio”);

●	The cancellation and exchange of all 9,224,491 granted and outstanding vested and unvested Damon Motors options, into 1,942,127 Pubco options exercisable for Pubco common shares with the same terms and vesting conditions except for the numbers of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio;

●	The cancellation and exchange of all 6,240,292 granted and outstanding Damon Motors warrants, into 2,186,478 Pubco warrants exercisable for Pubco common shares with the same terms except for the numbers of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio.

Upon the consummation of the Business Combination, the holders of the historical outstanding shares of Damon Motors owned approximately 77.8% of the outstanding shares of Pubco and approximately 81.5% on a fully diluted basis. Upon the consummation of the Business Combination, the holders of the historical outstanding shares of Grafiti owned approximately 22.2% of the outstanding shares of Pubco and approximately 18.5% on a fully dilutive basis.

The following tables summarize the consideration paid for the acquisitions and the preliminary amount of identified assets acquired and liabilities assumed as of the acquisition date:

Fair Value
Equity consideration	$11,123,075
Settlement of preexisting relationship (Note 7)	1,184,115
Net consideration	9,938,960
Assets acquired:
Cash and cash equivalents	77,270
Accounts receivable	57,093
Prepaid expenses and other current assets	78,265
Property and equipment	2,311
Customer list	80,000
Goodwill	14,045,955
Total assets acquired	14,340,894
Liabilities assumed:
Accounts payable and accrued liabilities	2,203,441
Deferred revenue	160,509
Fair value of debt assumed	2,037,984
Total liabilities assumed	4,401,934

Estimated fair value of net assets acquired	$9,938,960

The purchase price allocations for the Business Combination are preliminary as we have not obtained all of the detailed information to finalize the opening balance sheet related to the intangible assets acquired from the Business Combination. Management has recorded the purchase price allocations based on the information that is currently available.

In connection with the Business Combination, the Company recognized approximately $80,000 of identifiable intangible assets and $14,045,955 of goodwill, which represented the excess purchase price over fair value of identifiable net assets acquired, pursuant to the preliminary purchase price allocation. Goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event that the value of goodwill or other intangible assets have become impaired, an accounting charge for impairment during the period in which the determination is made may be recognized. The goodwill is not anticipated to be deductible for tax purposes. In addition, the Company recorded an adjustment to common stock of $11,123,075 to reflect the value of the consideration for the transaction pursuant to the additional goodwill and intangible assets identified in the preliminary purchase price allocation. The customer list intangible assets of $80,000 was fair valued using replacement cost and will be amortized over the estimated useful life of five years.

The following table presents the unaudited, pro forma consolidated results of operations for the three and six months ended December 31, 2024 as if the Business Combination had occurred at the beginning of fiscal year 2023. The pro forma information provided below is compiled from the pre-acquisition financial information of Grafiti. The pro forma results are not necessarily indicative of (i) the results of operations that would have occurred had the operations of this acquisition actually been acquired at the beginning of fiscal year 2023 or (ii) future results of operations:

	Three months ended December 31, 2024	Three months ended December 31, 2023	Six months ended December 31, 2024	Six months ended December 31, 2023
	unaudited	unaudited	unaudited	unaudited
Revenue	$91,692	$91,567	$193,661	$189,475
Net income (loss)	$31,236,703	$7,160,057	$22,259,988	$12,540,940